Earnings per Share (EPS)	6 Months Ended
Jun. 30, 2018
Earnings per share [Abstract]
Earnings Per Share (Eps)

42.	EARNINGS PER SHARE (“EPS”)

Basic EPS is calculated by dividing net income by weighted average number of common shares outstanding (Unit: Korean Won in millions, except for EPS and number of shares):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Net income attributable to Owners	716,142	1,305,878	460,888	1,098,361
Dividends to hybrid securities	(37,748)	(75,603)	(41,557)	(90,823)
Net income attributable to common shareholders	678,394	1,230,275	419,331	1,007,538
Weighted average number of common shares outstanding	673 shares in million	673 shares in million	673 shares in million	673 shares in million
Basic EPS	1,008	1,828	623	1,497

Diluted EPS is equal to basic EPS because there is no dilution effect for the three and six months ended June 30, 2018 and 2017.